Operating Leases - As Lessor (Details) - Vessels	6 Months Ended
Jun. 30, 2018 USD ($)
STI Pimlico | Handymax
Operating Leases
Operating leases daily rate receivable	$ 18,000
STI Poplar | Handymax
Operating Leases
Operating leases daily rate receivable	18,000
STI Notting Hill | MR
Operating Leases
Operating leases daily rate receivable	20,500
STI Westminster | MR
Operating Leases
Operating leases daily rate receivable	20,500
STI Rose | LR2
Operating Leases
Operating leases daily rate receivable	$ 28,000
STI Pimlico and STI Poplar | Handymax | Top of range
Operating Leases
Redelivery period surrounding expiry date	30 days
STI Pimlico and STI Poplar | Handymax | Bottom of range
Operating Leases
Redelivery period surrounding expiry date	10 days
STI Notting Hill, STI Westminster and STI Rose | MR And LR2
Operating Leases
Redelivery period surrounding expiry date	30 days